BLACKROCK ALLOCATION TARGET SHARES

BATS: Series P Portfolio

BATS: Series S Portfolio

(the “Funds”)

Supplement dated October 19, 2020 to the Statement of Additional Information (“SAI”) of the Funds

dated July 29, 2020, as supplemented to date

Effective immediately, the following changes are made to the Funds’ SAI:

The fifth and sixth paragraphs of the section of the SAI entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers” are deleted in their entirety and replaced with the following:

The following table sets forth information about funds and accounts other than the BATS: Series P Portfolio for which the portfolio manager is primarily responsible for the day-to-day portfolio management as of September 30, 2020.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Scott MacLellan, CFA	12 $17.02 Billion	16 $4.39 Billion	130 $58.60 Billion	0 $0	0 $0	2 $899.2 Million

The following table sets forth information about funds and accounts other than the BATS: Series S Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of March 31, 2020.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Michael Heilbronn	2 $1.47 Billion	0 $0	30 $848.79 Million	0 $0	0 $0	0 $0
Scott MacLellan, CFA*	12 $16.70 Billion	16 $4.39 Billion	130 $58.60 Billion	0 $0	0 $0	2 $899.2 Million

*	Information as of September 30, 2020.

The first paragraph in the section of the SAI entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers — Portfolio Compensation Overview — Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

Discretionary Incentive Compensation

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5-year periods, as applicable. With respect to these portfolio managers, such benchmarks for the Funds and other accounts are:

Portfolio Manager	Fund(s) Managed	Benchmarks
Akiva Dickstein	BATS: Series M Portfolio	A combination of market-based indices (e.g. Bloomberg Barclays U.S. Aggregate Index, Bloomberg Barclays U.S. Universal Index and Bloomberg Barclays Intermediate Aggregate Index), certain customized indices and certain fund industry peer groups.
Matthew Kraeger	BATS: Series M Portfolio	A combination of market-based indices (e.g., FTSE Mortgage Index, Bloomberg Barclays GNMA MBS Index), certain customized indices and certain fund industry peer groups.
Michael Heilbronn	BATS: Series C Portfolio BATS: Series M Portfolio BATS: Series S Portfolio	A combination of market-based indices (e.g., Bank of America Merrill Lynch U.S. Corporate & Government Index, 1-3 Years), certain customized indices and certain fund industry peer groups.
Stephan Bassas	BATS: Series C Portfolio	Bloomberg Barclays U.S. Credit Index.
Scott MacLellan, CFA	BATS: Series P Portfolio BATS: Series S Portfolio	A combination of market-based indices (e.g., Bank of America Merrill Lynch U.S. Corporate & Government Index, 1-3 Years), certain customized indices and certain fund industry peer groups.
Theodore R. Jaeckel, CFA Walter O’Connor, CFA Michael Perilli, CFA	BATS: Series E Portfolio	A combination of market-based indices (e.g., Standard & Poor’s Municipal Bond Index), certain customized indices and certain fund industry peer groups.
Samir Lakhani	BATS: Series A Portfolio	A combination of market-based CMBS and ABS indices, certain customized indices and certain fund industry peer groups.
Ibrahim Incoglu	BATS: Series A Portfolio	No Benchmarks.

The table following the first paragraph in the section of the SAI entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers — Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Samir Lakhani	BATS: Series A Portfolio	None
Ibrahim Incoglu	BATS: Series A Portfolio	None
Stephan Bassas	BATS: Series C Portfolio	None

Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Akiva Dickstein	BATS: Series M Portfolio	None
Matthew Kraeger	BATS: Series M Portfolio	None
Michael Heilbronn	BATS: Series C Portfolio BATS: Series M Portfolio BATS: Series S Portfolio	None None None
Scott MacLellan, CFA*	BATS: Series P Portfolio BATS: Series S Portfolio	None None
Theodore R. Jaeckel, CFA	BATS: Series E Portfolio	None
Walter O’Connor, CFA	BATS: Series E Portfolio	None
Michael Perilli, CFA	BATS: Series E Portfolio	None

*	Information as of September 30, 2020.

The first paragraph of the section of the SAI entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers — Portfolio Manager Potential Material Conflicts of Interest” is deleted in its entirety and replaced with the following:

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Funds, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Funds. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Funds. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Funds by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Funds. It should also be noted that Messrs. Bassas, Dickstein, Incoglu, Kraeger, Lakhani and MacLellan may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Bassas, Dickstein, Incoglu, Kraeger, Lakhani and MacLellan may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

Shareholders should retain this Supplement for future reference.

SAI-BATS-PS-1020SUP

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